Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Overseas Portfolio

March 31, 2020

VIPOVRS-QTLY-0520
1.799852.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 0.2%
Insurance Australia Group Ltd.	202,611	$772,681
Lovisa Holdings Ltd. (a)	57,952	176,093
National Storage (REIT) unit	1,350,000	1,312,008
realestate.com.au Ltd.	8,258	391,070

TOTAL AUSTRALIA		2,651,852

Austria - 0.3%
Erste Group Bank AG	214,600	3,928,836
Mayr-Melnhof Karton AG	7,500	937,441

TOTAL AUSTRIA		4,866,277

Bailiwick of Jersey - 1.3%
Experian PLC	350,700	9,746,422
Glencore Xstrata PLC	392,700	594,371
Sanne Group PLC	1,001,526	7,699,664

TOTAL BAILIWICK OF JERSEY		18,040,457

Belgium - 0.8%
KBC Groep NV	236,168	10,716,168
Bermuda - 2.2%
Credicorp Ltd. (United States)	38,900	5,565,423
Genpact Ltd.	203,100	5,930,520
Haier Electronics Group Co. Ltd.	371,000	979,389
Hiscox Ltd.	617,200	7,028,715
Hongkong Land Holdings Ltd.	131,800	494,250
IHS Markit Ltd.	173,472	10,408,320
SmarTone Telecommunications Holdings Ltd.	1,049,000	612,363

TOTAL BERMUDA		31,018,980

Canada - 1.0%
Constellation Software, Inc.	15,970	14,514,282
Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	41,400	8,051,472
SITC International Holdings Co. Ltd.	1,720,000	1,601,003
Value Partners Group Ltd.	2,224,000	944,892
ZTO Express (Cayman), Inc. sponsored ADR	78,600	2,081,328

TOTAL CAYMAN ISLANDS		12,678,695

China - 0.2%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	273,100	2,012,823
Yunnan Baiyao Group Co. Ltd. (A Shares)	113,900	1,375,806

TOTAL CHINA		3,388,629

Denmark - 1.3%
A.P. Moller - Maersk A/S Series A	923	758,080
DSV A/S	170,600	15,512,498
GN Store Nord A/S	25,700	1,139,490
Vestas Wind Systems A/S	15,900	1,293,714

TOTAL DENMARK		18,703,782

Finland - 1.0%
Kone OYJ (B Shares)	193,000	10,808,143
Nokian Tyres PLC	51,600	1,232,109
UPM-Kymmene Corp.	47,600	1,297,906

TOTAL FINLAND		13,338,158

France - 9.3%
Altarea SCA	4,344	541,008
ALTEN	80,570	5,670,170
Amundi SA (c)	112,810	6,527,124
Capgemini SA	140,020	11,700,403
Edenred SA	242,861	10,078,607
Elior SA (a)(c)	233,100	1,525,794
Kering SA	21,896	11,416,861
Legrand SA	125,000	7,972,746
LVMH Moet Hennessy Louis Vuitton SE	64,033	23,484,198
Pernod Ricard SA	79,900	11,340,712
Sanofi SA	249,715	21,619,056
SR Teleperformance SA	73,100	15,140,242
Total SA	50,642	1,908,131

TOTAL FRANCE		128,925,052

Germany - 7.4%
adidas AG	57,664	12,802,987
Allianz SE	74,600	12,704,198
Bayer AG	153,153	8,775,437
Bertrandt AG	18,282	623,590
Delivery Hero AG (b)(c)	12,600	926,405
Deutsche Borse AG	91,200	12,529,429
Deutsche Post AG	55,107	1,477,343
Hannover Reuck SE	83,500	11,790,683
Instone Real Estate Group BV (b)(c)	56,500	903,957
JOST Werke AG (c)	23,700	571,442
MTU Aero Engines Holdings AG	14,700	2,125,575
SAP SE	221,063	24,681,235
Scout24 AG (c)	20,500	1,225,468
Vonovia SE	255,000	12,684,599

TOTAL GERMANY		103,822,348

Hong Kong - 1.8%
AIA Group Ltd.	2,671,900	23,925,905
Dah Sing Banking Group Ltd.	778,400	673,944
Dah Sing Financial Holdings Ltd.	311,600	880,067

TOTAL HONG KONG		25,479,916

Hungary - 0.0%
Richter Gedeon PLC	32,800	619,213
India - 1.0%
HDFC Bank Ltd.	515,400	5,897,602
Reliance Industries Ltd.	463,200	6,847,205
Shriram Transport Finance Co. Ltd.	89,500	784,787

TOTAL INDIA		13,529,594

Indonesia - 0.4%
PT Astra International Tbk	4,009,300	953,211
PT Bank Rakyat Indonesia Tbk	22,773,700	4,216,835

TOTAL INDONESIA		5,170,046

Ireland - 2.7%
DCC PLC (United Kingdom)	150,650	9,408,261
Irish Residential Properties REIT PLC	541,800	733,618
Kerry Group PLC Class A	104,100	12,151,211
Kingspan Group PLC (Ireland)	84,020	4,530,740
Linde PLC	26,500	4,584,500
United Drug PLC (United Kingdom)	809,312	6,296,906

TOTAL IRELAND		37,705,236

Italy - 1.6%
FinecoBank SpA	813,600	7,320,031
Recordati SpA	344,800	14,527,338

TOTAL ITALY		21,847,369

Japan - 15.7%
A/S One Corp.	33,000	2,921,739
Arata Corp.	33,900	1,458,149
Astellas Pharma, Inc.	631,100	9,807,655
Curves Holdings Co. Ltd. (b)	213,300	1,017,651
Daiichikosho Co. Ltd.	16,880	452,279
Elecom Co. Ltd.	130,500	4,569,472
GMO Internet, Inc.	93,740	1,583,184
Hoya Corp.	215,100	18,404,278
Iriso Electronics Co. Ltd.	141,700	4,203,887
Kao Corp.	156,500	12,851,848
Keyence Corp.	59,412	19,245,012
KH Neochem Co. Ltd.	335,600	4,747,246
Koshidaka Holdings Co. Ltd.	213,300	728,027
Miroku Jyoho Service Co., Ltd.	196,210	4,344,813
Nakanishi, Inc.	22,355	298,344
Nitori Holdings Co. Ltd.	75,520	10,240,238
NOF Corp.	244,900	7,812,202
Olympus Corp.	557,000	8,091,458
Oracle Corp. Japan	78,000	6,847,896
ORIX Corp.	610,330	7,381,857
Otsuka Corp.	235,900	10,135,857
PALTAC Corp.	103,300	5,178,210
Paramount Bed Holdings Co. Ltd.	30,100	1,252,709
Persol Holdings Co., Ltd.	373,000	3,767,291
Recruit Holdings Co. Ltd.	391,060	10,101,580
Relo Group, Inc.	257,300	5,424,777
Renesas Electronics Corp. (b)	192,900	697,867
S Foods, Inc.	173,600	3,610,040
Shiseido Co. Ltd.	154,600	9,176,073
SMC Corp.	34,900	14,849,337
Sundrug Co. Ltd.	38,540	1,240,162
Suzuki Motor Corp.	189,400	4,552,470
Tsuruha Holdings, Inc.	110,400	14,641,283
Welcia Holdings Co. Ltd.	89,320	6,271,714
Zozo, Inc.	78,000	1,052,574

TOTAL JAPAN		218,959,179

Kenya - 0.4%
Safaricom Ltd.	20,716,500	5,216,101
Korea (South) - 0.3%
LG Chemical Ltd.	15,985	3,999,036
Malta - 0.1%
Kambi Group PLC (b)	92,400	867,247
Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O	700,900	1,920,476
Netherlands - 8.5%
ASML Holding NV (Netherlands)	88,000	23,198,109
ASR Nederland NV	41,500	1,043,450
Euronext NV (c)	67,800	4,992,334
Heineken NV (Bearer)	150,500	12,772,023
Imcd NV	183,210	13,146,711
Intertrust NV (c)	81,554	1,026,570
Koninklijke Philips Electronics NV	405,820	16,661,906
NXP Semiconductors NV	69,300	5,747,049
Prosus NV (b)	42,900	3,003,895
Unilever NV	483,000	23,740,073
Wolters Kluwer NV	180,600	12,806,539

TOTAL NETHERLANDS		118,138,659

New Zealand - 0.5%
EBOS Group Ltd.	485,036	6,454,088
Norway - 1.4%
Adevinta ASA Class B	558,510	5,056,235
Equinor ASA	609,100	7,593,126
Schibsted ASA:
(A Shares)	273,300	5,263,821
(B Shares)	35,322	638,969
Skandiabanken ASA (c)	118,472	573,590
TGS Nopec Geophysical Co. ASA	35,700	396,475

TOTAL NORWAY		19,522,216

South Africa - 0.6%
Naspers Ltd. Class N	55,400	7,873,139
Spain - 0.7%
Amadeus IT Holding SA Class A	184,367	8,677,947
Prosegur Cash SA (c)	906,300	860,328

TOTAL SPAIN		9,538,275

Sweden - 5.5%
Addlife AB	250,591	7,150,183
AddTech AB (B Shares)	204,507	4,990,861
ASSA ABLOY AB (B Shares)	550,800	10,282,725
Atlas Copco AB (A Shares)	329,500	10,957,278
Dustin Group AB (c)	117,800	557,826
EQT AB	529,633	6,297,616
Ericsson (B Shares)	239,300	1,937,125
Hexagon AB (B Shares)	214,290	9,061,292
HEXPOL AB (B Shares)	132,530	783,029
Indutrade AB	399,090	10,797,274
Securitas AB (B Shares)	95,100	1,021,607
Svenska Handelsbanken AB (A Shares)	1,166,600	9,621,073
Swedbank AB (A Shares)	168,100	1,854,014
Swedish Match Co. AB	20,300	1,149,379

TOTAL SWEDEN		76,461,282

Switzerland - 9.8%
Alcon, Inc. (b)	160,400	8,151,528
Julius Baer Group Ltd.	276,640	9,266,740
Lonza Group AG	39,020	16,049,859
Nestle SA (Reg. S)	393,000	40,230,544
Roche Holding AG (participation certificate)	125,845	40,489,620
Sika AG	86,423	14,191,767
Sonova Holding AG Class B	43,950	7,836,919

TOTAL SWITZERLAND		136,216,977

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,191,600	10,714,583
United Kingdom - 12.8%
Aggreko PLC	79,242	473,592
AstraZeneca PLC (United Kingdom)	29,900	2,664,056
Auto Trader Group PLC (c)	190,000	1,026,721
Beazley PLC	1,326,800	6,400,110
BP PLC	549,763	2,254,547
Close Brothers Group PLC	42,814	595,307
Compass Group PLC	821,701	12,802,193
Cranswick PLC	197,002	9,018,445
Dechra Pharmaceuticals PLC	159,930	4,611,970
Diageo PLC	655,500	20,785,593
Diploma PLC	280,190	5,609,993
Hastings Group Holdings PLC (c)	359,600	828,422
Hilton Food Group PLC	392,469	5,233,246
Intertek Group PLC	130,610	7,630,898
James Fisher and Sons PLC	193,630	2,998,075
JTC PLC (c)	538,200	2,920,397
Keywords Studios PLC	60,100	1,063,869
Lloyds Banking Group PLC	3,253,278	1,271,874
London Stock Exchange Group PLC	199,180	17,817,807
M&G PLC	268,969	374,138
Mondi PLC	405,300	6,839,690
Prudential PLC	844,205	10,577,760
RELX PLC (London Stock Exchange)	668,500	14,267,419
Rentokil Initial PLC	2,079,500	9,931,662
Rightmove PLC	76,500	461,369
Sabre Insurance Group PLC (c)	556,141	1,974,352
Smith & Nephew PLC	505,200	8,899,863
Standard Life PLC	257,216	709,866
Ultra Electronics Holdings PLC	236,400	5,848,752
Unilever PLC	57,443	2,896,862
Victrex PLC	234,014	5,652,956
Volution Group PLC	1,748,495	3,378,374

TOTAL UNITED KINGDOM		177,820,178

United States of America - 6.3%
Alphabet, Inc. Class C (b)	4,872	5,665,210
Aspen Technology, Inc. (b)	65,800	6,255,606
Becton, Dickinson & Co.	38,100	8,754,237
Black Knight, Inc. (b)	131,400	7,629,084
Boston Scientific Corp. (b)	221,100	7,214,493
Global Payments, Inc.	68,726	9,912,351
Hologic, Inc. (b)	146,100	5,128,110
Intercontinental Exchange, Inc.	89,200	7,202,900
Marsh & McLennan Companies, Inc.	133,500	11,542,410
NICE Systems Ltd. sponsored ADR (b)	43,078	6,184,278
Roper Technologies, Inc.	24,800	7,732,888
Visa, Inc. Class A	31,400	5,059,168

TOTAL UNITED STATES OF AMERICA		88,280,735

TOTAL COMMON STOCKS
(Cost $1,286,053,681)		1,348,998,225

Nonconvertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (b)
(Cost $7,713)	6,004,012	7,458

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.29% (d)	29,378,577	29,387,391
Fidelity Securities Lending Cash Central Fund 0.28% (d)(e)	1,722,945	1,723,289
TOTAL MONEY MARKET FUNDS
(Cost $31,108,850)		31,110,680
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $1,317,170,244)		1,380,116,363
NET OTHER ASSETS (LIABILITIES) - 0.9%		12,312,467
NET ASSETS - 100%		$1,392,428,830

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,440,730 or 1.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,796
Fidelity Securities Lending Cash Central Fund	11,693
Total	$89,489

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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